Equipment	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment:

September 30, 2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$184,487	$156,971	$27,954
Furniture and fixtures	16,517	11,289	5,228
	$198,322	$164,878	$32,744

December 31, 2022	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$175,773	$148,266	$27,507
Furniture and fixtures	16,517	10,502	6,015
	$192,290	$158,768	$33,522

Depreciation expense was $3,382(September 30, 2022 - $2,323) for the quarter ended September 30, 2023.